NATIXIS FUNDS TRUST II

May 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2018, for ASG Dynamic Allocation Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, ASG Tactical U.S. Market Fund, Loomis Sayles Strategic Alpha Fund, and McDonnell Intermediate Municipal Bond Fund, each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 220 that was filed electronically on April 27, 2018.

Additionally, I hereby certify that the Statement of Additional Information, dated May 1, 2018, for Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund, each a series of Natixis Funds Trust II, does not differ from that contained in Post-Effective Amendment No. 220 that was filed electronically on April 27, 2018.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary